Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 551,000
Previously Paid Amount	0.00
Total Fee Amount	47.94
Total Offset Amount	0.00
Net Fee	47.94
Narrative - Max Aggregate Offering Price	$ 551,000
Final Prospectus	true